BORROWINGS - Borrowings by Currency (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 22,399						$ 10,866
Australian dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	1,264		$ 1,801				5		$ 7
British pounds
Disclosure of detailed information about borrowings [line items]
Borrowings	10			£ 8			33			£ 26
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	15,436						8,605
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	772				$ 1,003		786				$ 1,073
European Union euros
Disclosure of detailed information about borrowings [line items]
Borrowings	3,578					€ 3,546	264					€ 231
Brazilian real
Disclosure of detailed information about borrowings [line items]
Borrowings	1,330	R$ 5,362					1,135	R$ 4,399
Other
Disclosure of detailed information about borrowings [line items]
Borrowings	9						38
Other local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7						$ 175